Pensions and other post-retirement benefits - Summary of mortality assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Life expectancy at age 60 for a male currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.9	26.9	26.9
Life expectancy at age 60 for a male currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	25.0	24.9	24.7
Life expectancy at age 60 for a male currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.0	25.8	25.7
Life expectancy at age 60 for a male currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.5	28.4	28.4
Life expectancy at age 60 for a male currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	26.6	26.6	26.4
Life expectancy at age 60 for a male currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.5	28.3	28.2
Life expectancy at age 60 for a female currently aged 60 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.8	28.9	28.8
Life expectancy at age 60 for a female currently aged 60 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	28.0	27.9	27.7
Life expectancy at age 60 for a female currently aged 60 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.3	29.1	29.0
Life expectancy at age 60 for a female currently aged 40 | United Kingdom
Disclosure of defined benefit plans [line items]
Mortality assumptions	30.6	30.5	30.4
Life expectancy at age 60 for a female currently aged 40 | US
Disclosure of defined benefit plans [line items]
Mortality assumptions	29.5	29.4	29.2
Life expectancy at age 60 for a female currently aged 40 | Eurozone
Disclosure of defined benefit plans [line items]
Mortality assumptions	31.4	31.2	31.2